Share-based Compensation Stock Incentive Plans - Share-based Award Activity (Details) $ / shares in Units, $ in Thousands					3 Months Ended		5 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2024 USD ($) $ / shares shares	Jul. 21, 2023 USD ($) $ / shares shares	Apr. 27, 2023 USD ($)	Jan. 06, 2023 USD ($)	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Jul. 21, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Other than options, Weighted Average Exercise Price
Lock up term		1 year
Common stock, shares outstanding	38,120,288				38,120,288		37,159,600	37,159,600		37,159,600	138,825,356
Priveterra | Intangible Assets Acquired
Other than options, Weighted Average Exercise Price
Fair value of the replacement awards | $	$ 13,331	$ 13,300	$ 13,300	$ 13,331
Priveterra | Intangible Assets Acquired | Stock options issued and outstanding
Other than options, Weighted Average Exercise Price
Fair value of the replacement awards | $			11,500
Priveterra | Intangible Assets Acquired | Restricted stock units (unvested)
Other than options, Weighted Average Exercise Price
Fair value of the replacement awards | $			$ 1,800
AEON 2013 Stock Incentive Plan
Options, Number of Shares
Outstanding, beginning of period						9,694,890			9,694,890	9,694,890	10,516,525
Options forfeited											(821,635)
Options cancelled in connection with Merger									(9,694,890)
Outstanding, end of period											9,694,890
Exercisable, end of period											9,694,890
Options, Weighted Average Exercise Price
Outstanding, beginning of period | $ / shares						$ 1.53			$ 1.53	$ 1.53	$ 1.51
Options forfeited | $ / shares											1.23
Options cancelled in connection with Merger | $ / shares									$ 1.53
Outstanding, end of period | $ / shares											1.53
Exercisable, end of period | $ / shares											$ 1.53
Other than options, Weighted Average Exercise Price
Weighted average remaining contractual life of options outstanding											2 years 6 months
Aggregate intrinsic value of options outstanding | $											$ 300
Unrecognized compensation expense related to non-vested stock options | $							$ 0	$ 0		$ 0	$ 0
Aggregate number of shares available for future grant											27,884,000
ABP Sub Inc. 2019 Incentive Award Plan
Options, Weighted Average Exercise Price
Options granted | $ / shares		$ 10.00
Other than options, Weighted Average Exercise Price
Weighted average fair value of options granted per share | $ / shares											$ 488.02
Weighted average remaining contractual life of options outstanding					6 years 9 months 18 days					7 years 1 month 6 days	8 years 1 month 6 days
Share-based compensation expense | $		$ 1,000
Unrecognized compensation expense related to non-vested stock options | $	$ 4,100				$ 4,100		$ 4,900	$ 4,900		$ 4,900	$ 12,300
Weighted-average remaining requisite service period for which unrecognized compensation expense related to nonvested stock options expected to be recognized					9 months					10 months	24 months
Conversion ratio of options and RSU awards that were outstanding immediately prior to the Merger to common stock		77.65
Aggregate number of shares available for future grant		237,500					0	0	237,500	0
Options granted to purchase number of sub options		45,130							45,130
Options to purchase number of shares of common stock		3,515,219							3,515,219
Options to purchase number of RSU awards		15,059							15,059
RSU awards covering number of shares of common stock		1,169,366							1,169,366
Common stock, shares outstanding		127,801							127,801
ABP Sub Inc. 2019 Incentive Award Plan | Stock options issued and outstanding
Options, Number of Shares
Outstanding, beginning of period					3,515,219	45,534	3,515,219	45,130	45,534	45,534	38,172
Options granted							0				16,437
Options forfeited							0		(404)		(9,075)
Outstanding, end of period	3,515,219	45,130			3,515,219		3,515,219	3,515,219	45,130	3,515,219	45,534
Exercisable, end of period		30,968							30,968		23,155
Options, Weighted Average Exercise Price
Outstanding, beginning of period | $ / shares					$ 10.00	$ 958.75	$ 10.00	$ 959.06	$ 958.75	$ 958.75	$ 986.36
Options granted | $ / shares							0				898.58
Options forfeited | $ / shares							0		1,021.98		965.92
Outstanding, end of period | $ / shares	$ 10.00	$ 959.06			$ 10.00		$ 10.00	$ 10.00	959.06	$ 10.00	958.75
Exercisable, end of period | $ / shares		$ 956.64							$ 956.64		$ 958.86
Other than options, Weighted Average Exercise Price
Share-based compensation expense | $					$ 800	$ 1,400		$ 2,400	$ 2,700		$ 5,900
ABP Sub Inc. 2019 Incentive Award Plan | Restricted stock units (unvested)
Other than options, Number of Shares
Outstanding, beginning of period					1,012,994
Granted							1,169,366
Vested							(127,801)
Forfeited					(21,428)		(28,571)
Outstanding, ending of period	991,566				991,566		1,012,994	1,012,994		1,012,994
Other than options, Weighted Average Exercise Price
Outstanding, beginning of period | $ / shares					$ 10.84
Granted | $ / shares							$ 10.84
Vested | $ / shares							10.84
Forfeited | $ / shares					10.84		10.84
Outstanding, ending of period | $ / shares	$ 10.84				$ 10.84		$ 10.84	$ 10.84		$ 10.84
Number of awards contained vesting criteria		466,468
Amount of awards inlcuded in purchase consideration | $		$ 1,800
Share-based compensation expense | $					$ 700			$ 800	$ 500
Unrecognized compensation expense related to non-vested stock options | $							$ 9,600	$ 9,600		$ 9,600
Weighted-average remaining requisite service period for which unrecognized compensation expense related to nonvested stock options expected to be recognized					28 months					31 months
Unrecognized compensation expense related to other than options | $	$ 8,500				$ 8,500
ABP Sub Inc. 2019 Incentive Award Plan | Restricted stock units (unvested) | Earnout Vesting
Other than options, Weighted Average Exercise Price
Share-based compensation expense | $					200
Unrecognized compensation expense related to other than options | $	4,400				4,400
ABP Sub Inc. 2019 Incentive Award Plan | Restricted stock units (unvested) | Non Earnout Vesting
Other than options, Weighted Average Exercise Price
Unrecognized compensation expense related to other than options | $	$ 4,100				4,100
ABP Sub Inc. 2019 Incentive Award Plan | Restricted stock units (unvested) | Successor period, July 22, 2023, to September 30, 2023
Other than options, Weighted Average Exercise Price
Share-based compensation expense | $					$ 200
AEON Biopharma Inc 2023 Incentive Award Plan
Options, Number of Shares
Outstanding, beginning of period					331,753
Options granted							331,753
Outstanding, end of period							331,753	331,753		331,753
Options, Weighted Average Exercise Price
Outstanding, beginning of period | $ / shares					$ 5.47
Options granted | $ / shares							$ 5.47
Outstanding, end of period | $ / shares							$ 5.47	$ 5.47		$ 5.47
Other than options, Weighted Average Exercise Price
Aggregate number of shares available for future grant	2,859,778	3,839,892			2,859,778				3,839,892
Percentage of fully-diluted shares outstanding considered for annual increase of shares available for issuance		4.00%
AEON Biopharma Inc 2023 Incentive Award Plan | Stock options issued and outstanding
Options, Number of Shares
Outstanding, beginning of period					331,753
Options granted					698,360
Outstanding, end of period	1,030,113				1,030,113		331,753	331,753		331,753
Options, Weighted Average Exercise Price
Outstanding, beginning of period | $ / shares					$ 5.47
Options granted | $ / shares					13.26
Outstanding, end of period | $ / shares	$ 10.75				10.75		$ 5.47	$ 5.47		$ 5.47
Other than options, Weighted Average Exercise Price
Weighted average fair value of options granted per share | $ / shares					$ 5.70					$ 3.18
Weighted average remaining contractual life of options exercisable					9 years 9 months 18 days					9 years 7 months 6 days
Share-based compensation expense | $					$ 100			$ 100
Unrecognized compensation expense related to non-vested stock options | $	$ 5,600				$ 5,600		$ 900	$ 900		$ 900
Weighted-average remaining requisite service period for which unrecognized compensation expense related to nonvested stock options expected to be recognized					42 months					35 months